STOCKHOLDERS’ DEFICIT (Details Narrative) - $ / shares	12 Months Ended
	Nov. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000			1,000,000
Preferred stock, par value	$ 0.0001			$ 0.0001
Preferred stock, shares issued	0			0
Preferred stock, shares outstanding	0			0
Share Price	$ 10.62
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Class of Stock [Line Items]
Common stock, shares authorized		10,000,000	10,000,000		10,000,000
Common stock, par value		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued		9,959,996	9,959,996		9,959,996
Common stock, shares outstanding		9,959,996	9,959,996		9,959,996
Warrants [Member]
Class of Stock [Line Items]
Share Price	11.50
Volume weighted average price per share	$ 9.20
Percentage of funds raised to be used for consummating business combination	60.00%
Number of consecutive trading days for determining the volume weighted average price of share	20 days
Class of warrants or rights period within the registration shall be effective from the consummation of business combination	60 days
Class of warrants or rights redemption price per share	$ 0.01
Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Class of warrants or rights exercise price percentage	115.00%
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	300,000,000			300,000,000
Common stock, par value	$ 0.0001			$ 0.0001
Common stock, shares issued	115,000			115,000
Common stock, shares outstanding	115,000			115,000
Ordinary shares subject to possible redemption, shares	269,510			2,791,696
Representative shares	115,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	30,000,000			30,000,000
Common stock, par value	$ 0.0001			$ 0.0001
Common stock, shares issued	2,875,000			2,875,000
Common stock, shares outstanding	2,875,000			2,875,000
Series Seed 2 Preferred Stock [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		2,998,730	2,998,730		2,998,730
Preferred stock, par value		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued		2,998,730	2,998,730		2,998,730
Preferred stock, shares outstanding		2,998,730	2,998,730		2,998,730
Series A-1 Preferred Stock [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,497,873	1,497,873		1,497,873
Preferred stock, par value		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued		1,497,873	1,497,873		1,497,873
Preferred stock, shares outstanding		1,497,873	1,497,873		1,497,873